Bank loans (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Bank loans	$ 402,254	$ 460,030
Interest expense	24,250	$ 10,208
China Construction Bank [Member]
Bank loans	$ 402,254
Interest rate	3.8525%
Term	12 months
China Construction Bank 1 [Member]
Bank loans	$ 261,251
Interest rate	4.55%
Term	36 months